Other non-current assets	6 Months Ended
Jun. 30, 2025
Disclosure of other non-current assets [abstract]
Other non-current assets

15 Other non-current assets

	As of December 31,	As of June 30,
	2024	2025
	RMB’000	RMB’000
Prepayment for leasing motor vehicles	18,239	11,942
Prepayment for property and equipment	1,225	8,742
Contract assets-non-current, net of allowance	561	—
	20,025	20,684